Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS USED IN OPERATING ACTIVITIES:
Cash flows from (used in) operations (see Appendix A)	$ 222	$ (1,839)
Interest paid	(391)	(28)
Income tax paid	(71)	(512)
Net cash flow used in operating activities	(240)	(2,379)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment	(8)	(21)
Acquisitions of an associate by Jeffs’ Brands		(2,993)
Acquisitions of investments at fair value through profit or loss		(203)
Deconsolidation of Jeffs’ Brands (see Appendix B)	(142)
Purchase of intangible assets by Jeffs’ Brands	(4)	(1,681)
Loans to associates		(492)
Proceeds from sale of financial assets at fair value through profit or loss and securities of an associate		328
Changes in short term deposits	105	848
Net cash flow used in investing activities	(49)	(4,214)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Cash paid to non-controlling interests by Viewbix Inc.		(2,625)
Proceeds from deemed issuance of shares by Charging Robotics Ltd.		466
Receipt of short-term loans	2,301	1,000
Repayment of short-term loans	(4,711)	(111)
Receipt of long-term loans		1,500
Repayment of long-term loans	(320)	(874)
Receipts on account of shares and warrants issued by Viewbix Inc. (see note 3E)	236
Dividend paid to non-controlling interests		(728)
Principal elements of lease liability	(40)	(37)
Net cash flow used in financing activities	(2,534)	(1,409)
DECREASE IN CASH AND CASH EQUIVALENTS	(2,823)	(8,002)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	9,357	20,065
GAINS FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	141	296
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	6,675	12,359
CASH FLOWS FROM (USED IN) OPERATIONS:
Loss for the period before taxes on income	(11,930)	(9,359)
Adjustment in respect of:
Depreciation and amortization	3,496	1,931
Loss from changes in fair value of financial assets at fair value through profit or loss	1,569	3,978
Changes in fair value of warrants issued by subsidiaries	2,161	(1,255)
Equity losses	187	1,238
Finance expenses (income)	741	(543)
Share based compensation to employees and service providers	192	470
Deemed stock exchange listing expenses		290
Loss from deconsolidation of Jeffs’ Brands	1,318
Interest paid	391	28
Income tax paid	71	512
CHANGES IN OPERATING ASSET AND LIABILITY ITEMS:
Decrease in trade accounts receivable	5,889	2,596
Decrease (Increase) in inventory	161	(756)
Decrease (Increase) in other current assets	(157)	814
Decrease in trade accounts payable	(3,829)	(1,978)
Decrease in accrued compensation expenses	(4)	(106)
Increase (Decrease) in accrued expenses and other current liabilities	(34)	301
CASH FLOWS FROM (USED IN) OPERATIONS	222	(1,839)
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income receivable from sale of shares (see note 3C)		5,774
Non-cash investments in securities	100	776
Non-cash sale and purchase of securities (see note 3I)		(937)
Consideration payable by Jeffs’ Brands to sellers of intangible assets		390
Right of use assets obtained in exchange for lease liabilities		33
Conversion of loan into Polyrizon shares (see note 3G)		314
Deemed extinguishment and re-issuance of debt by Viewbix Inc. (see note 3E)	290
Derecognition of right of use asset and lease liability upon lease termination (see note 3E)	$ 389